Adoption of IFRS 9	12 Months Ended
Dec. 31, 2018
Adoption of IFRS 9
Adoption of IFRS 9

(F.3) Adoption of IFRS 9

Effective January 1, 2018, we started to apply IFRS 9 ‘Financial Instruments’ using the exception from full retrospective application. IFRS 9 replaces the provisions of IAS 39 relating to the classification and measurement of financial instruments, the impairment of financial assets, and hedge accounting. The impact from a different classification of financial assets, the new impairment rules, and the different treatment of cost of hedging are recognized in retained earnings of the opening balance sheet on January 1, 2018. Comparative figures have not been restated but reflect the requirements of IAS 39.

Our new accounting policies are described in the specific notes covering financial instruments, see Notes (A.2), (D.4), (E.3), and (F.1).

The adoption of IFRS 9 resulted in an increase of opening retained earnings of €135 million (net of tax) as of January 1, 2018, which is mainly due to the following:

      Implementation of the expected credit loss model for trade receivables and contract assets as well as investments into time deposits and debt investment, leading to a decrease of opening retained earnings by €31 million

      Reclassification of amounts attributable to available-for-sale financial assets accumulated in other comprehensive income to opening retained earnings, leading to an increase of opening retained earnings by €157 million

The adoption of IFRS 9 resulted in a decrease of opening other comprehensive income of €160 million (net of tax) as of January 1, 2018, which is mainly due to the following:

      Reclassification of amounts attributable to available-for-sale financial assets accumulated in other comprehensive income to opening retained earnings, leading to a decrease of opening other comprehensive income by €157 million

The following table reconciles the carrying amounts and measurement categories of financial assets and liabilities under IAS 39 to the carrying amounts and measurement categories under IFRS 9 for each class of our financial assets and liabilities upon transition to IFRS 9 on January 1, 2018:

Reconciliation of Carrying Amounts and Measurement Categories Upon Transition to IFRS 9

€ millions	Carrying Amount IAS 39					Transition to IFRS 9		Carrying Amount IFRS 9
	12/31/2017							01/01/2018
	L&R	AFS	HFT	AC	No	Reclassification	Remeasurement	AC	FVTPL	No
					Measurement					Measurement
					Category					Category
					IAS 39					IFRS 9
Assets
Cash and cash equivalents
Cash at banks	2,558							2,558
Time deposits	314						-3	311
Money market and similar funds	1,139					0			1,139
Trade receivables	5,810				207		-25	5,785		207
Other financial assets
Debt securities		39				0		39
Equity securities		827				0			827
Time deposits	736						-3	733
Loans and other financial receivables	163							163
Derivative assets
Designated as hedging instrument
FX forward contracts					29					29
Interest rate swaps					24					24
Not designated as hedging instrument
FX forward contracts			41						41
Call options for share-based payments			90						90
Call option on equity shares			11						11
Liabilities
Trade payables				-952	–318			-952		-318
Financial liabilities
Non-derivative financial liabilities
Loans				-24				-24
Bonds				-5,147				-5,147
Private placements				-1,130				-1,130
Other non-derivative financial liabilities				-208				-208
Derivatives
Designated as hedging instrument
FX forward contracts					-1					-1
Interest rate swaps					-1					-1
Not designated as hedging instrument
FX forward contracts			-84						-84

The reclassification adjustments result from the following:

   Reclassification from available-for-sale to FVTPL

▪

Equity securities in listed and unlisted entities classified as available-for-sale financial assets were classified as FVTPL on January 1, 2018. There is no difference between their carrying amounts based on IAS 39 compared to IFRS 9. However, as a result of the change in classification, we have reclassified amounts accumulated in Other components of equity attributable to these equity securities to our opening retained earnings for 2018.

   Reclassification from available-for-sale to AC

▪

Debt securities consisting of bonds of mainly financial and non-financial corporations and municipalities were reclassified from available-for-sale financial assets to amortized cost on January 1, 2018, as the cash flows from these assets consist solely of payment of principal and interest and our business model is to hold to collect the contractual cash flows. As there was no material difference between the fair value and the amortized cost of these debt securities, there was no material impact on our  opening retained earnings for 2018.

▪

There was no material difference between the fair value of the debt securities at December 31, 2018 and their amortized cost. Thus, the fair value loss we would have recognized in Other components of equity in 2018, had the debt securities not been reclassified to amortized cost, would not have been material.

   Reclassification from AC to FVTPL

▪

Investments in money-market and similar funds were reclassified from amortized cost to FVTPL, as their contractual cash flows do not solely represent payments of principal and interest. As such funds have a stable net asset value, there was no difference between amortized cost and fair value and accordingly, no impact on our  opening retained earnings for 2018.

The remeasurement adjustments result from the following:

   Implementation of the expected credit loss model for trade receivables and contact assets

▪

The application of the simplified approach recording lifetime expected credit losses on our trade receivables and contract assets led to an increase of the loss allowance by €25 million with a corresponding impact on our opening retained earnings for 2018.

   Implementation of the expected credit loss model for cash at banks, time deposits, and debt securities

▪

The application of the general impairment approach on cash at banks, time deposits, and debt securities led to an increase of our expected credit loss allowance by €6 million with a corresponding impact on our opening retained earnings for 2018.

▪	The following table reconciles the ending impairment allowance under IAS 39 to the opening expected credit loss allowance under IFRS 9:

Reconciliation of the Impairment to the Expected Credit Loss Allowance Upon Transition to IFRS 9

€ millions	Loss Allowance as at 12/31/2017 under	Remeasurement	Loss Allowance as at 01/01/2018 under
	IAS 39		IFRS 9
Financial assets at amortized cost
Trade receivables and contract assets	74	25	99
Cash at banks, time deposits, debt securities and loans and other receivables	1	6	7